Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 512	$ 383
Cost of Revenue [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	20	27
Research and Development [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	41	135
Sales and Marketing [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	43	58
General and Administrative [Member]
Schedule of Classification of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 408	$ 163